Fair value of assets and liabilities - Asset of financial guarantee derivative movements (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair value of assets and liabilities
Balance at the beginning	¥ 297,928,066
Change in fair value of financial guarantee derivative	170,338,993	$ 26,729,905	¥ 163,670,115		¥ 246,371,828
Balance at the end	11,816,799	1,854,314	297,928,066
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)			15,210,557				$ 2,331,120
Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	297,928,066
Balance at the end	11,816,799	1,854,314	297,928,066
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	1,285,566,707		726,883,112			$ 201,733,469
Guarantee assets | Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	(297,928,066)		3,842,853	$ 603,027	(719,962,262)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)	212,641,902	33,368,155	1,268,778,377
Less: Initially estimated net guarantee service fee to be collected	201,562,969	31,629,628	1,151,250,106
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	2,776,401	435,678	(15,712,174)
Change in fair value of financial guarantee derivative	13,855,334	2,174,204	133,240,445
Add: Guarantee service fee received from borrowers	146,985,014	23,065,156	1,440,961,442
Less: Compensation paid to financial institutional cooperators	176,500,000	27,696,702	1,152,167,691
Balance at the end	(11,816,799)	(1,854,314)	(297,928,066)		3,842,853
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)	93,116,616		272,229,005			14,612,029
Changes in fair value related to balance outstanding	11,388,942		39,915,887			1,787,174
Guarantee assets | Loans facilitated in 2019
Fair value of assets and liabilities
Balance at the beginning	0		(719,962,262)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)			0
Less: Initially estimated net guarantee service fee to be collected			0
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans			(57,152,814)
Change in fair value of financial guarantee derivative			57,152,814
Add: Guarantee service fee received from borrowers			818,427,767
Less: Compensation paid to financial institutional cooperators			155,618,319
Balance at the end			0		(719,962,262)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)			0
Changes in fair value related to balance outstanding			0
Guarantee assets | Loans Facilitated In 2020
Fair value of assets and liabilities
Balance at the beginning	(297,928,066)		3,842,853
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)			1,268,778,377
Less: Initially estimated net guarantee service fee to be collected			1,151,250,106
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	1,044,741		41,440,640
Change in fair value of financial guarantee derivative	1,044,741		76,087,631
Add: Guarantee service fee received from borrowers	52,087,120		622,533,675
Less: Compensation paid to financial institutional cooperators	¥ 56,974,714		996,549,372
Balance at the end			(297,928,066)		¥ 3,842,853
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020)			272,229,005
Changes in fair value related to balance outstanding			¥ 39,915,887
Guarantee assets | Loans Facilitated In 2021
Fair value of assets and liabilities
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1) | $		212,641,902
Less: Initially estimated net guarantee service fee to be collected | $		201,562,969
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans | $		1,731,660
Change in fair value of financial guarantee derivative | $		12,810,593
Add: Guarantee service fee received from borrowers | $		94,897,894
Less: Compensation paid to financial institutional cooperators | $		119,525,286
Balance at the end | $		$ (11,816,799)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2020) | $						93,116,616
Changes in fair value related to balance outstanding | $						$ 11,388,942
Minimum | Level 3 | Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative input	3.43					3.43
Minimum | Default rates | Level 3 | Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative input			4.79				4.79
Maximum | Default rates | Level 3
Fair value of assets and liabilities
Financial guarantee derivative input	13.29		17.87			13.29	17.87